Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	DUOS TECHNOLOGIES GROUP, INC.
Entity Central Index Key	0001396536
Document Type	POS AM
Document Period End Date	Jun. 30, 2020
Amendment Flag	true
Amendment Description	On December 29, 2017, the U.S. Securities and Exchange Commission declared effective the registration statement number 333-222206 on Form S-1 (the “Registration Statement”) filed by Duos Technologies Group. Inc. (the “Company”). The Company is filing this post-effective amendment No. 4 to the Registration Statement for the purpose of updating its financial and other disclosures.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false